S-K 1604(c) De-SPAC Dilution	Aug. 12, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (12,631,535)	[1],[2]
De-SPAC, Net Tangible Book Value, Adjusted	$ 160,284,306	[1]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	27,553,887	[1]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 240,479,940	[1],[3],[4]
No Redemption [Member] | SPAC Sponsor Compensation [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	6,797,994	[1],[5]
No Redemption [Member] | Public Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	17,250,000	[1],[6]
No Redemption [Member] | Rights Conversion Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	3,505,893	[1],[3]
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (12,631,535)	[2],[7]
De-SPAC, Net Tangible Book Value, Adjusted	$ (3,606,535)	[7]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	10,303,887	[7]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 67,979,940	[3],[4],[7]
Redemption at 100 Percent of Maximum [Member] | SPAC Sponsor Compensation [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	6,797,994	[5],[7]
Redemption at 100 Percent of Maximum [Member] | Public Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	0	[6],[7]
Redemption at 100 Percent of Maximum [Member] | Rights Conversion Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	3,505,893	[3],[7]
Increase in net tangible book value for funds released from trust [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ 175,965,841	[1],[8]
Increase in net tangible book value for funds released from trust [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	0	[1],[8]
Decrease in net tangible book value for funds released from trust [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	(3,050,000)	[1]
Decrease in net tangible book value for funds released from trust [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(3,050,000)	[7]
Increase in net tangible book value for reduced underwriting fee based on 7% of funds in trust [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	0	[1]
Increase in net tangible book value for reduced underwriting fee based on 7% of funds in trust [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 12,075,000	[7]
Initial offering price per share [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 10	[1]
Initial offering price per share [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	10	[7]
Net tangible book (deficit) value per share as adjusted [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	5.82	[1]
Net tangible book (deficit) value per share as adjusted [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	(0.35)	[7]
Dilution to Public Shareholders [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	(4.18)	[1]
Dilution to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ (10.35)	[7]

[1]	Assumes no Public Shareholder exercises redemption rights with respect to their Public Shares for a pro rata share of the funds in the Trust Account.
[2]	The net tangible book value at June 30, 2026 was calculated as SSAC’s total assets of $175.44 million minus total liabilities of $13.17 million minus temporary equity of $174.90 million.
[3]	Includes 55,893 Ordinary Shares issuable upon conversion of the private placement rights held by the Sponsor and 3,450,000 Ordinary Shares issuable upon conversion of public rights issued in the IPO described in notes 8 and 9 above.
[4]	Represents the implied total equity value allocated to the Combined Company shares across each redemption scenario. “Equalizing company value” is calculated as the product of (a) the total as-adjusted issued and outstanding Combined Company shares following the Business Combination under each scenario (27,553,887, 23,241,387, 18,928,887, 14,616,387, and 10,303,887 shares, respectively) and (b) the deemed value of $10.00 per share (reflecting the per-share initial offering price and redemption value baseline), minus $35,058,930 attributable to the issuance of Ordinary Shares upon conversion of rights.
[5]	Excludes 55,893 shares issuable pursuant to the Sponsor-held SSAC Rights issued in the private placement.
[6]	Excludes 3,450,000 shares issuable pursuant to SSAC Rights issued in the IPO.
[7]	Assumes that the Public Shareholders exercise their redemption rights for all 17,250,000 Public Shares for an aggregate payment of approximately $175.97 million (based on the estimated per-share redemption price of approximately $10.20 per share) from the Trust Account. The maximum redemption amount reflects the maximum number of Public Shares that can be redeemed.
[8]	Includes $1.07 million in interest earned in the Trust Account subsequent to June 30, 2026 through August 31, 2026.